Business developments	6 Months Ended
Jun. 30, 2017
Business developments
3 Business developments
Capital increase
On May 18, 2017, the Group held an Extraordinary General Meeting at which shareholders approved a capital increase by way of a rights offering. By the end of the rights exercise period on June 7, 2017, 99.2% of the rights had been exercised and 390,206,406 newly issued shares were subscribed. The remaining 3,026,166 newly issued shares that were not subscribed were sold in the market. The capital increase resulted in 393,232,572 newly issued shares and net proceeds for the Group of CHF 4.1 billion.

Bank
Business developments
3 Business developments
Capital increase
On May 18, 2017, the Group held an Extraordinary General Meeting at which shareholders approved a capital increase by way of a rights offering. By the end of the rights exercise period on June 7, 2017, 99.2% of the rights had been exercised and 390,206,406 newly issued shares were subscribed. The 3,026,166 newly issued shares that were not subscribed were sold in the market. The capital increase resulted in 393,232,572 newly issued shares and net proceeds for the Group of CHF 4.1 billion. Of these proceeds, the Bank received CHF 4.1 billion as a capital contribution from the Group.
Evolution of legal entity structure
The execution of the program evolving the Group’s legal entity structure to support the realization of its strategic objectives, increase the resilience of the Group and meet developing and future regulatory requirements has continued to progress.
– In February 2017, Credit Suisse (Schweiz) AG and Credit Suisse Asset Management International Holding Ltd (CSAM IHAG), with a participating interest of 49% and 51%, respectively, incorporated Credit Suisse Asset Management & Investor Services (Schweiz) Holding AG (CSAM Holding), a holding company domiciled in Switzerland. CSAM Schweiz was incorporated in February 2017 and received the Swiss-related asset management business from Credit Suisse AG through a transfer of assets in accordance with the Swiss Merger Act. All transfers of participations were made at the participations’ Swiss GAAP carrying value as recorded by the transferor.
– In order to align the corporate structure of Credit Suisse (Schweiz) AG with that of the Swiss Universal Bank division, the following equity stakes held by the Group were transferred to Credit Suisse (Schweiz) AG: (i) 100% equity stake in Neue Aargauer Bank AG, (ii) 100% equity stake in BANK-now AG, and (iii) 50% equity stake in Swisscard AECS GmbH. The transfer was completed on March 31, 2017.
> Refer to “Evolution of legal entity structure” in I – Information on the company – Strategy in the Credit Suisse Annual Report 2016 for further information.